Commitments	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Commitments
13.	COMMITMENTS

Facility Lease — On November 1, 2009, the Company entered into a noncancelable operating lease with a third party for office and laboratory space that was scheduled to expire in February 2013, subject to a three-year renewal option. In June 2012, the Company exercised its renewal option extending the lease through February 2016. On July 11, 2014, the Company signed a lease amendment for additional office space in the same building which expires concurrent with the lease agreement in February 2016. The lease agreement and amendment include base rent escalation over the lease term, therefore, the Company is amortizing the cost of the lease on a straight-line basis over the lease term and the resulting deferred liability recorded in other current and long-term liabilities as of December 31, 2014 and 2013 was $41,000 and $12,000, respectively. Rent expense under this lease was $766,000, $598,000 and $517,000 for the years ended December 31, 2014, 2013 and 2012, respectively. The lease requires the Company to share in prorated expenses and property taxes based upon actual amounts incurred; those amounts are not fixed for future periods and, therefore, not included in the future minimum obligations listed below.

Future minimum lease payments, including the three-year extension, under the non-cancelable operating lease are as follows (in thousands):

Operating
Years Ending December 31,	Leases
2015	954
2016	160
Total	$1,114